Note 27 - Share-based Expenses	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of share-based payment arrangements [text block]
27	Share-based expenses

27.1	Cash-settled share-based expense

The Group has separately disclosed the following cash-settled share-based payment arrangements in the statements of profit or loss and other comprehensive income for the years ended
December 31:

	Note	2019	2018	2017

Restricted Share Units and Performance Units	27.1.(a)	616	218	853
Caledonia Mining South Africa employee incentive scheme	27.1.(b)	73	97	123
		689	315	976

(a)	Restricted Share Units and Performance Units

Certain key management members were granted Restricted Share Units (“RSUs”) and Performance Units (“PSUs”) pursuant to provisions of the
2015
Omnibus Equity Incentive Compensation Plan. All RSUs and PSUs were granted and approved by the Compensation Committee of the Board of Directors.

The RSUs will vest
three
years after grant date given that the service condition of the relevant employees is fulfilled. The value of the vested RSUs will be the number of RSUs vested multiplied by the fair market value of the Company’s shares, as specified by the Plan and in the award agreements, on date of settlement.

The PSUs have a service condition and a performance period of three
years. The performance condition is a function of production cost, gold production and central shaft depth targets on certain specified dates. The number of PSUs that will vest will be the PSUs granted multiplied by a performance multiplier, which will reflect the actual performance in terms of the performance conditions compared to expectations on the date of the award.

RSU holders are entitled to receive dividends over the vesting period. Such dividends will be reinvested in additional RSUs at the then applicable share price calculated at the average Bank of Canada noon rate immediately preceding the dividend payment. PSUs have rights to dividends only after they have vested.

RSUs and PSUs were originally granted to be settled in cash. On
May 8, 2018
the Board approved amendments to the awards to allow for settlement of the vesting date value in cash or shares issuable at fair market value or a combination of both at the discretion of the unit holder.

The fair value of the RSUs, at the reporting date, was based on the Black Scholes option valuation model. The fair value of the PSUs, at the reporting date, was based on the Black Scholes option valuation model less the fair value of the expected dividends during the vesting period multiplied by the performance multiplier expectation. At the reporting date it was assumed that there is a
93%
-
100%
probability that the performance conditions will be met and therefore a
93%
-
100%
(
2018:
85%;
2017:
94%
) average performance multiplier was used in calculating the estimated liability. The liability as at
December 31, 2019
amounted to
$524
(
December 31, 2018:
$2,043
). Included in the liability as at
December 31, 2019
is an amount of
$107
(
December 31, 2018:
$43;
December 31, 2017:
$311
) that was expensed and classified as production costs; refer note
9.
During the year PSUs and RSUs to the value of
$2,243
vested of which
$963
was issued as share capital.

The following assumptions were used in estimating the fair value of the cash-settled share-based payment liability on
December 31:

	2019				2018
	RSUs	PSUs			RSUs	PSUs
Fair value ($)	$8.46		$8.19		$5.46	$5.46
Share price ($)	$8.46		$8.46		$5.46	$5.46
Performance multiplier percentage	-	93	-	100%	-	85%

Share units granted:

	RSUs	PSUs	RSUs	PSUs
Grant - January 11, 2016	60,645	242,579	60,645	242,579
Grant - March 23, 2016	10,965	43,871	10,965	43,871
Grant - June 8, 2016	5,117	20,470	5,117	20,470
Grant - January 19, 2017	4,443	17,774	4,443	17,774
Grant – January 19, 2019	-	124,027	-	-
Grant – June 8, 2019	-	14,672	-	-
RSU dividend reinvestments	11,316	-	10,960	-
Settlements	(87,434)	(306,920)
Total awards at December 31	5,052	156,473	92,130	324,694

On
January 11, 2020
and
January 19, 2020
an aggregate of
121,332
PSUs and
17,585
RSUs were awarded executives as well as to certain senior management of the companies in the Group.

(b)	Caledonia Mining South Africa employee incentive scheme

From
July 2017,
Caledonia Mining South Africa Proprietary Limited granted
52,282
awards respectively to certain of its employees that entitle them to a cash pay-out at the Company’s share price on
November 30
each year over a
3
-year period from the grant date. The cash-settled share-based payment liability was calculated based on the number of awards expected to vest multiplied by the Company’s Black Scholes option valuation fair value of
£6.07
at the reporting date and apportioned for the quantity vested over the total vesting period. The liability relating to these cash-settled share-based payment awards amounted to
$16
(
December 31, 2018:
$47
) and the expense amounted to
$73
(
December 31, 2018:
$97;
December 31, 2017:
$123
) for the year ended
December 31, 2019.
The following assumptions were used in estimating the fair value of the cash-settled share-based payment liability on
December, 31:

	2019	2018
	Awards
Grant - July 2017 (3-year term)	37,330	37,330
Grant - August 2018 (3-year term)	5,918	5,918
Grant - August 2019 (3-year term)	9,034	-
Awards paid out	(44,985)	(26,864)
Total awards outstanding December 31	7,297	16,384

Estimated awards expected to vest at December 31	100%	100%

27.2	Equity-settled share-based expense

The Group has expensed the following equity-settled share-based payment arrangements for the years ended
December 31:

	Note	2019	2018	2017
Share option programmes	27.2 (a)	-	14	29
Facilitation and advanced dividend loan modification	27.2 (b)	-	-	806
		-	14	835

(a)	Share option programmes

The Omnibus Equity Incentive Compensation Plan (“OEICP”) was established for grants after
May 2015.
Share options issued before
May 2015
were issued in terms of the
Rolling Stock Option Plan (“RSOP”), which was superseded by the OEICP.
In accordance with the OEICP, options are granted at an exercise price equal to the greater of volume weighted average trading price for the five
days prior to grant or the closing price on the day immediately prior to the date of grant. The options vest according to dates set at the discretion of the Compensation Committee of the Board of Directors at the date of grant. All outstanding option awards that have been granted, pursuant to the plan, vest immediately.

Terms and conditions of share option programmes

The maximum term of the options under the OEICP is
10
years and under the RSOP
5
years. The terms and conditions relating to the grant of options under the RSOP are that all options are to be settled by physical delivery of shares. Equity-settled share-based payments under the OEICP will also be settled by physical delivery of shares. Under both plans the aggregate number of shares that may
be issued pursuant to the grant of options, or under any other share compensation arrangements of the Company, will not
exceed
10%
of the aggregate issued and outstanding shares issued of the Company.

At
December 31, 2019,
the Company has the following options outstanding:

Number of Options	Exercise Price	Expiry Date
	Canadian $
5,000	4.00	Oct 8, 2020
18,000	11.50	Oct 13, 2021
5,000	8.10	May 30, 2022
10,000	9.30	Aug 25, 2024
38,000

The continuity of the options granted, exercised, cancelled and expired under the Plan were as follows:

	Number of Options *	Weighted Avg. Exercise Price
	Canadian $ *

Options outstanding and exercisable at January, 2017	92,280	5.85
Granted	5,000	8.10
Exercised	(69,280)	4.50
Options outstanding and exercisable at December 31, 2017	28,000	9.55
Granted	10,000	9.30
Exercised	-	-
Options outstanding and exercisable at December 31, 2018	38,000	9.48
Granted	-	-
Exercised	-	-
Options outstanding and exercisable at December 31, 2019	38,000	9.48

The weighted average remaining contractual life of the outstanding options is
2.14
years (
2018:
3.14
years).

Inputs for measurement of grant date fair values

The fair value of share-based payments noted above was estimated using the Black-Scholes Option Pricing Model as the fair value of the services could not
be estimated reliably. Service and non-market performance conditions attached to the arrangements were not
taken into account in measuring fair value. The following assumptions were used in determining the fair value of the options:

Options granted	10,000	* 5,000	*18,000
Grant date	February 27, 2018	May 30, 2018	October 13, 2017
Risk-free interest rate	2,86%	2.40%	0.53%
Expected stock price volatility (based on historical volatility)	32%	118%	119%
Expected option life in years	3	3	5
Exercise price	CAD 9.30	* CAD 8.10	* CAD 11.50
Share price at grant date	CAD 9.30	* CAD 8.10	* CAD 11.50
Fair value at grant date	$1.40	* $ 5.81	*$9.45

The exercise price was determined as the prevailing Toronto Stock Exchange share price on the day of the grant. Expected volatility has been based on an evaluation of the historical volatility of the Company’s share price. The expected term has been based on historical experience. The share-based payment expense relating to the grants amounted to
$Nil
(
2018:
$14;
2017:
$29
).

* Amounts stated after the
1:5
share consolidation effected on
June 26, 2017.

(b)	Facilitation and advance dividend loan modification

On
June 23, 2017,
the Group, Blanket Mine and the indigenous shareholders reached agreement to change the interest rate on the facilitation and advanced dividend loans from the previously agreed
12
month LIBOR +
10%
to the lower of a fixed rate of
7.25%
per annum, payable quarterly or
80%
of the dividends paid in the financial quarter. The modification was beneficial to the indigenous shareholders and resulted in an equity-settled share-based payment expense of
$806.
The Monte Carlo simulation approach was followed to value the fair value of the indigenous shareholders’ equity before and after the modification date. The fair value of the indigenous shareholders’ equity was based on simulating the future Blanket Mine dividend yields.

The following assumptions were used in determining modification of the expense:

Modification date	June 23, 2017
Blanket Mine dividend yield	23.70%	-	89.88%
Risk free interest rate	$ swap curve
Group market capitalisation at grant date ($’000)	$68,436